Long-term debt (Details Narrative) - CAD ($)				11 Months Ended	12 Months Ended
	Feb. 12, 2021	Nov. 27, 2020	Aug. 30, 2020	Dec. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 02, 2019	Dec. 31, 2017	Dec. 17, 2017
Reserve Quantities [Line Items]
Principal repayment amount					$ (39,502)
Transction cost					17,500
Debt instruments issued					$ 814,899	325,421
Transction rate					729.00%
Total advace					$ 226,000
Total principal balance					22,828,682
Interest rate	7.28%
Repayment of extinguishment				$ 166,438
Interest expense					847,322	1,725,684
Success fee expense					450,475	830,470
Accretion income					21,780	$ 567,006
[custom:EquityValue-0]					20,000,000
Minimum cash balance amount					2,000,000
Unencumbered cash					10,000,000
Facility [Member]
Reserve Quantities [Line Items]
Loan Amount								$ 20,000,000
Loan Advance							$ 20,000,000	3,000,000
[custom:LoanAdvanceAmount1-0]								$ 20,000,000
Loan Term								Aug. 02, 2021
Facility Agreement [Member]
Reserve Quantities [Line Items]
Loan Term			Sep. 06, 2022
Principal repayment amount			$ 250,000
Description of facility agreement		On November 27, 2020 the Company entered into an amending and restated facility agreement (the “Amended and Restated Facility”). The Amended and Restated Facility increased the total size of the loan and allowed for three loans, Facility A, B and C. Facility A and B were revolving loans up to $10,000,000 each. Facility C was a term loan in the amount of $10,000,000. Facility A and B were limited to an aggregate principal amount of $14,000,000.
Facility A [Member]
Reserve Quantities [Line Items]
Total advace					75,333
Total principal balance					9,972,104
Facility B [Member]
Reserve Quantities [Line Items]
Total advace					150,667
Total principal balance					2,856,579
Facility C [Member]
Reserve Quantities [Line Items]
Total principal balance					10,000,000
Term Credit And Operating Credit [Member]
Reserve Quantities [Line Items]
Loan Advance									$ 10,000,000	$ 10,000,000
Transction cost					325,183
Interest rate	7.50%
Interest expense					30,467
Amount of credit limit					$ 10,000,000
Description of long term					The Operating Credit consists of an authorized amount of $5,000,000, subject to a borrowing base, bearing interest at the greater of (i) the Bank’s prime lending rate plus 1.25%, and (ii) 2.45% per annum, with interest payable monthly.